BARON

FUNDS®

BARON SELECT FUNDS

Supplement to the current Prospectus and Statement of Additional Information dated April 26, 2024

Officer Changes

Effective June 3, 2024, the following changes to the officers of Baron Select Funds (the “Trust”) will be implemented:

•

Linda S. Martinson will step down from her roles as President and Chief Operating Officer of the Trust and Baron Capital Group, Inc. (the “Firm”), from her position as a Director of the Board of Directors of the Firm and its subsidiaries, and from her role as a member of the Executive Committee. Ms. Martinson will remain Chairman and a Trustee of the Board of Trustees (the “Board”) of the Trust.

•	David Baron and Michael Baron will become Co-Presidents of the Trust and the Firm.

•	Rachel Stern will become Senior Vice President and Chief Operating Officer of the Trust and the Firm and will become a member of the Executive Committee.

•

Peggy Wong will step down from her roles as Vice President and Chief Financial Officer of the Trust and the Firm and will no longer be a member of the Executive Committee. Ms. Wong will remain a Trustee of the Board of the Trust.

•	Christopher Snively will become Chief Financial Officer of the Trust. Mr. Snively will remain Vice President and Treasurer of the Trust and Vice President of the Firm.

Accordingly, the following changes are made to the current Prospectus and Statement of Additional Information for the Trust:

All references to Ms. Martinson’s roles as President and Chief Operating Officer of the Trust and the Firm, as well as her role as Director of the Firm and its subsidiaries, are deleted.

All references to Ms. Wong’s roles as Vice President and Chief Financial Officer of the Trust and the Firm are deleted.

All references to the positions held by Mr. Snively are updated to include his new position as Chief Financial Officer of the Trust.

All references to Ms. Martinson and Ms. Wong as members of the Executive Committee are deleted and replaced with references to Ms. Stern as a member.

The following supplements the information (and supersedes any contrary information) contained in the table set forth in the section “Management of the Funds – Board of Trustees and Officers” in the Statement of Additional Information:

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Linda S. Martinson (1955)(2)	Chairman and Trustee	21 years	Director: the Firm* (2003-2024); President: the Firm* (2007-2024); Chief Operating Officer: the Firm* (2006-2024); Chairman (2010-Present), President (2007-2024), Chief Operating Officer (2006-2024), Trustee (1987-Present): Baron Investment Funds Trust; Chairman (2010-Present), President (2007-2024), Chief Operating Officer (2006-2024), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund Ltd. (2006-2024); Director: Baron Emerging Markets Fund Ltd. (2016-2024).	19	None

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Peggy C. Wong (1961)(2)	Trustee	21 years	Trustee (2021-Present): Baron Investment Funds Trust and Baron Select Funds; Chief Financial Officer: the Firm* (1987-2024), Baron Investment Funds Trust (1987-2024), Baron Select Funds (2003-2024), Baron USA Partners Fund Ltd. (1994-2024), Baron Emerging Markets Fund Ltd. (2016-2024).	19	None

Additional Officers of the Funds
David Baron(7) (1980)	Co-President and Portfolio Manager	<1 year	Co-President (2024-Present): the Firm*, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm* (2005-Present); Portfolio Manager: Baron Focused Growth Fund (2018-Present); Director: the Firm* (2017-Present).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael Baron(7) (1981)	Co-President and Portfolio Manager	<1 year	Co-President (2024-Present): the Firm*, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm* (2004-Present); Portfolio Manager: Baron Partners Fund (2018-Present) and Baron WealthBuilder Fund (2020-Present); Director: the Firm* (2017-Present).	N/A	N/A

Rachel Stern(3) (1965)	Senior Vice President and Chief Operating Officer	<1 year	Chief Operating Officer and Senior Vice President: the Firm*, Baron Investment Funds Trust, and Baron Select Funds (2024-Present); Director: Baron USA Partners Fund Ltd. (2024-Present); Director: Baron Emerging Markets Fund Ltd. (2024-Present); Executive Vice President, Chief Legal Officer and Global Head of Strategic Resources: FactSet (2001-2024); Director: Morrow Sodali (2022-Present); Director: the Firm* (2018-Present).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Christopher Snively (1984)	Vice President, Chief Financial Officer, and Treasurer	<1 year	Chief Financial Officer: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Vice President: the Firm* (2023-Present); Vice President and Treasurer: Baron Investment Funds Trust, Baron Select Funds (2023-Present); Chief Financial Officer: The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Return and Income Fund, Inc. (2016-2023); Director: Lazard Asset Management LLC (2021-2023, previously Senior Vice President).	N/A	N/A

(7)	David Baron and Michael Baron are the sons of Ronald Baron.

Dated: June 3, 2024

STICKER-STATPROSELECT 06/03/2024

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